Investments in Associates and Other Companies (Details) - Schedule of investments in associates and other - CLP ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Investments in Associates and Other Companies (Details) - Schedule of investments in associates and other [Line Items]
Carrying value		$ 46,586	$ 37,694	$ 12,987
Profit and loss		$ 10,310	$ (475)	$ 1,388
Redbanc S. A. [Member]
Investments in Associates and Other Companies (Details) - Schedule of investments in associates and other [Line Items]
Ownership interest	[1]	33.43%	33.43%
Carrying value	[1]	$ 3,800	$ 3,321
Profit and loss	[1]	$ 572	$ 472
Transbank S.A. [Member]
Investments in Associates and Other Companies (Details) - Schedule of investments in associates and other [Line Items]
Ownership interest	[1]	25.00%	25.00%
Carrying value	[1]	$ 27,732	$ 21,288
Profit and loss	[1]	$ 6,508	$ (3,046)
Centro de Compensación Automatizado S.A. [Member]
Investments in Associates and Other Companies (Details) - Schedule of investments in associates and other [Line Items]
Ownership interest		33.33%	33.33%	33.33%
Carrying value		$ 5,172	$ 3,664	$ 2,788
Profit and loss		$ 1,567	$ 876	$ 603
Sociedad Interbancaria de Depósito de Valores S.A. [Member]
Investments in Associates and Other Companies (Details) - Schedule of investments in associates and other [Line Items]
Ownership interest		29.29%	29.29%	29.29%
Carrying value		$ 1,949	$ 1,769	$ 1,633
Profit and loss		$ 442	$ 344	$ 302
Cámara Compensación de Alto Valor S.A. [Member]
Investments in Associates and Other Companies (Details) - Schedule of investments in associates and other [Line Items]
Ownership interest		15.00%	15.00%	15.00%
Carrying value		$ 1,110	$ 1,008	$ 971
Profit and loss		$ 140	$ 58	$ 28
Administrador Financiero del Transantiago S.A. [Member]
Investments in Associates and Other Companies (Details) - Schedule of investments in associates and other [Line Items]
Ownership interest		20.00%	20.00%	20.00%
Carrying value		$ 3,169	$ 3,134	$ 3,476
Profit and loss		$ 804	$ 437	$ 337
Servicios De Infraestructura De Mercado OTC S.A. [Member]
Investments in Associates and Other Companies (Details) - Schedule of investments in associates and other [Line Items]
Ownership interest		12.48%	12.48%	12.48%
Carrying value		$ 1,682	$ 1,561	$ 1,528
Profit and loss		109	33	(24)
Subtotal
Investments in Associates and Other Companies (Details) - Schedule of investments in associates and other [Line Items]
Carrying value		44,614	35,745	10,396
Profit and loss		10,142	(826)	1,246
Bladex [Member]
Investments in Associates and Other Companies (Details) - Schedule of investments in associates and other [Line Items]
Carrying value				136
Profit and loss			188
Stock Exchanges [Member]
Investments in Associates and Other Companies (Details) - Schedule of investments in associates and other [Line Items]
Carrying value		1,964	1,941	2,445
Profit and loss		168	163	142
Others [Member]
Investments in Associates and Other Companies (Details) - Schedule of investments in associates and other [Line Items]
Carrying value		$ 8	$ 8	$ 10

[1]	In December 2021, the Bank reclassified its participation in Redbanc S.A. and Transbank S.A. as Investment in associates, after its prior decision to classify them as “Non-current assets held for sale and discontinued operations”, due to lack of buyers. See Note 1 v) and Note 39.